INVESTMENTS - EQUITY SECURITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Summary of Cost and Fair Value of Investments in Equity Securities
The following table shows the cost and fair value of the Company’s investments in equity securities (in thousands):

	Cost	Unrealized Gain	Fair Value
June 30, 2023	$999	$531	$1,530

	Cost	Unrealized Gain	Fair Value
December 31, 2022	$999	$144	$1,143

The following table shows the cost and fair value of the Company’s investments in equity securities (in thousands):

	Cost	Unrealized Gain	Fair Value
December 31, 2022	$999	$144	$1,143

	Cost	Unrealized Loss	Fair Value
December 31, 2021	$999	$(90)	$909